Income taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Income Taxes [Line Items]
Net tax expense	$ 332	$ 445	$ 478	$ 776	$ 1,026